Acquisition of Bao Li Gaming Promotion Limited (Details 3) (Bao Li Gaming [Member], USD $)	12 Months Ended
Dec. 31, 2012
Bao Li Gaming [Member]
2013	$ 0
2014	15,453,972
2015	16,841,009
Total Contingent Consideration	$ 32,294,981